Share-Based Payments (Details) - Schedule of the Movement of Share-Based Payment Reserves - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Movement of Share-Based Payment Reserves [Abstract]
Beginning balance	$ 1,512,490	$ 3,162,544
Share options exercised during the year (in Dollars per share)	$ (919,916)
Reversal of prior provisions	$ (536,366)	(2,214,795)
Share-based payments expense during the year (note 8)	359,365	564,741
Ending balance	$ 415,573	$ 1,512,490